Summary of principal accounting policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Summary of principal accounting policies
Accumulated deficit	¥ (9,232,128)	$ (1,300,317)		¥ (9,319,229)	¥ 0
Expected credit loss provision - Current assets	12,140
Expected credit loss provision - Non current assets	266			¥ 0
Expected credit loss expense in general and administrative expenses	¥ 6,680
Cumulative Effect, Period of Adoption, Adjusted Balance | Accounting Standards Update 2016-13
Summary of principal accounting policies
Accumulated deficit			¥ 640
Expected credit loss provision - Current assets			5,659
Expected credit loss provision - Non current assets			¥ 67